Significant Subsidiaries (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Significant Operating Subsidiaries
As at October 31, 2019, the bank, either directly or indirectly through its subsidiaries, controls the following significant operating subsidiaries.

Significant subsidiaries (1)(2)	Head or principal office	Book value of shares owned by the bank (Canadian $ in millions)
Bank of Montreal Capital Markets (Holdings) Limited and subsidiaries, including:	London, England	364
BMO Capital Markets Limited	London, England
Pyrford International Limited	London, England
Bank of Montreal (China) Co. Ltd.	Beijing, China	449
Bank of Montreal Europe plc (3)	Dublin, Ireland	1,042
Bank of Montreal Holding Inc. and subsidiaries, including:	Toronto, Canada	31,175
Bank of Montreal Mortgage Corporation	Calgary, Canada
BMO Mortgage Corp.	Vancouver, Canada
BMO Investments Limited	Hamilton, Bermuda
BMO Reinsurance Limited	St. Michaels, Barbados
BMO Nesbitt Burns Holdings Corporation	Toronto, Canada
BMO Nesbitt Burns Inc.	Toronto, Canada
BMO Investments Inc.	Toronto, Canada
BMO InvestorLine Inc.	Toronto, Canada
BMO Financial Corp. and subsidiaries, including:	Chicago, United States	23,396
BMO Asset Management Corp. and subsidiaries	Chicago, United States
BMO Capital Markets Corp.	New York, United States
BMO Family Office, LLC (4)	Palo Alto, United States
BMO Harris Bank National Association and subsidiaries, including:	Chicago, United States
BMO Harris Investment Company LLC	Las Vegas, United States
BMO Harris Financial Advisors, Inc.	Chicago, United States
BMO Harris Financing, Inc. and subsidiaries	Chicago, United States
BMO Global Asset Management (Europe) Limited and subsidiaries, including:	London, England	677
BMO Asset Management (Holdings) plc and subsidiaries	London, England
BMO Life Insurance Company and subsidiaries, including:	Toronto, Canada	1,285
BMO Life Holdings (Canada), ULC	Halifax, Canada
BMO Life Assurance Company	Toronto, Canada
BMO Trust Company	Toronto, Canada	774
BMO Trustee Asia Limited	Hong Kong, China	2
LGM (Bermuda) Limited and subsidiaries, including:	Hamilton, Bermuda	154
BMO Global Asset Management (Asia) Limited	Hong Kong, China
LGM Investments Limited	London, England

(1)
Each subsidiary is incorporated or organized under the laws of the state or country in which the principal office is situated, except for BMO Financial Corp., BMO Asset Management Corp., BMO Capital Markets Corp., BMO Harris Financial Advisors, Inc., BMO Harris Financing, Inc., and BMO Family Office, LLC, which are incorporated under the laws of the state of Delaware, United States. BMO Asset Management (Holdings) plc is incorporated under the laws of Scotland.

(2)	Unless otherwise noted, the bank, either directly or indirectly through its subsidiaries, owns 100% of the outstanding voting shares of each subsidiary.
(3)	Effective September 2, 2019, Bank of Montreal Ireland Public Limited Company changed its name to Bank of Montreal Europe Public Limited Company.
(4)	Effective January 1, 2019, CTC MyCFO, LLC changed its name to BMO Family Office, LLC.